FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of maturity analysis of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Lease liabilities			$ 6,294	$ 8,150
Payables in respect of processing activity	$ 180,795	$ 130,958
Trade payables	102	83
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Long-term bank loans	15,940	28,600
Short-term loans		25,276
Lease liabilities	11,313	7,449
Other long-term liabilities, including current maturities	14,867
Debentures	391,510
Payables in respect of processing activity	180,795	132,612
Trade payables	29,370	21,059
Other payables	52,021	33,887
Total	695,816	248,883
Liquidity risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Long-term bank loans	4,134	6,009
Short-term loans		25,276
Lease liabilities	3,701	3,072
Other long-term liabilities, including current maturities	5,538
Debentures	18,598
Payables in respect of processing activity	180,795	132,612
Trade payables	29,370	21,059
Other payables	52,021	33,887
Total	294,157	221,915
Liquidity risk | Between 1 and 2 years
Disclosure of detailed information about financial instruments [line items]
Long-term bank loans	3,898	11,213
Short-term loans		0
Lease liabilities	4,154	3,724
Other long-term liabilities, including current maturities	9,329
Debentures	50,119
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	67,500	14,937
Liquidity risk | Between 3 and 5 years
Disclosure of detailed information about financial instruments [line items]
Long-term bank loans	7,908	9,566
Short-term loans		0
Lease liabilities	1,751	627
Other long-term liabilities, including current maturities	0
Debentures	322,793
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	332,452	10,193
Liquidity risk | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Long-term bank loans	0	1,812
Short-term loans		0
Lease liabilities	1,707	26
Other long-term liabilities, including current maturities	0
Debentures	0
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	$ 1,707	$ 1,838